Share-based Compensation - Summarizes Outstanding Simple and Performance Warrants (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	165,820	259,420	342,460
Weighted average exercise price, Warrants outstanding | $ / shares	$ 46.91	$ 48.60	$ 44.13
Weighted average contractual life, Warrants outstanding (years)	2 years 5 months 26 days
Number of warrants, Warrants exercisable | shares	158,620
Weighted average exercise price, Warrants exercisable | $ / shares	$ 37.68
Weighted average contractual life, Warrants exercisable (years)	2 years 4 months 9 days
Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	123,200	138,720	167,200
Weighted average exercise price, Warrants outstanding | $ / shares	$ 42.26	$ 41.77	$ 41.89
Number of warrants, Warrants exercisable | shares	106,134
Weighted average exercise price, Warrants exercisable | $ / shares	$ 19.28
Weighted average contractual life, Warrants exercisable (years)	1 year 10 months 28 days
$6.25 - $9.38 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	75,340
Weighted average exercise price, Warrants outstanding | $ / shares	$ 7.25
Weighted average contractual life, Warrants outstanding (years)	1 year 4 months 24 days
Number of warrants, Warrants exercisable | shares	75,340
Weighted average exercise price, Warrants exercisable | $ / shares	$ 7.25
Weighted average contractual life, Warrants exercisable (years)	1 year 4 months 24 days
$6.25 - $9.38 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	45,066
Weighted average exercise price, Warrants outstanding | $ / shares	$ 6.71
Number of warrants, Warrants exercisable | shares	45,066
Weighted average exercise price, Warrants exercisable | $ / shares	$ 6.71
Weighted average contractual life, Warrants exercisable (years)	2 years
$12.50 - $18.75 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	17,334
Weighted average exercise price, Warrants outstanding | $ / shares	$ 15.15
Number of warrants, Warrants exercisable | shares	17,334
Weighted average exercise price, Warrants exercisable | $ / shares	$ 15.15
Weighted average contractual life, Warrants exercisable (years)	11 months 4 days
$29.69 - $45.31 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	27,120
Weighted average exercise price, Warrants outstanding | $ / shares	$ 31.26
Weighted average contractual life, Warrants outstanding (years)	1 year 7 months 9 days
Number of warrants, Warrants exercisable | shares	26,320
Weighted average exercise price, Warrants exercisable | $ / shares	$ 31.02
Weighted average contractual life, Warrants exercisable (years)	1 year 6 months 14 days
$29.69 - $45.31 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	42,400
Weighted average exercise price, Warrants outstanding | $ / shares	$ 31.99
Number of warrants, Warrants exercisable | shares	42,400
Weighted average exercise price, Warrants exercisable | $ / shares	$ 31.99
Weighted average contractual life, Warrants exercisable (years)	1 year 2 months 19 days
$62.50 - $93.75 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	49,920
Weighted average exercise price, Warrants outstanding | $ / shares	$ 63.50
Weighted average contractual life, Warrants outstanding (years)	4 years 18 days
Number of warrants, Warrants exercisable | shares	49,920
Weighted average exercise price, Warrants exercisable | $ / shares	$ 63.50
Weighted average contractual life, Warrants exercisable (years)	4 years 18 days
$62.50 - $93.75 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	9,334
Weighted average exercise price, Warrants outstanding | $ / shares	$ 77.68
Number of warrants, Warrants exercisable | shares	1,334
Weighted average exercise price, Warrants exercisable | $ / shares	$ 93.75
Weighted average contractual life, Warrants exercisable (years)	1 year 1 month 6 days
$125.00 - $375.00 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	13,440
Weighted average exercise price, Warrants outstanding | $ / shares	$ 239.15
Weighted average contractual life, Warrants outstanding (years)	4 years 7 months 13 days
Number of warrants, Warrants exercisable | shares	7,040
Weighted average exercise price, Warrants exercisable | $ / shares	$ 205.18
Weighted average contractual life, Warrants exercisable (years)	3 years 8 months 12 days
$125.00 - $375.00 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	9,066
Weighted average exercise price, Warrants outstanding | $ / shares	$ 282.36